TRADING ASSETS (Details)	12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Greek government bonds EUR (€)	Dec. 31, 2011 Greek government bonds EUR (€)	Dec. 31, 2012 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2011 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2012 Debt securities issued by Greek financial institutions EUR (€)	Dec. 31, 2011 Debt securities issued by Greek financial institutions EUR (€)	Dec. 31, 2012 Debt securities issued by foreign financial institutions EUR (€)	Dec. 31, 2011 Debt securities issued by foreign financial institutions EUR (€)	Dec. 31, 2012 Corporate debt securities issued by Greek companies EUR (€)	Dec. 31, 2011 Corporate debt securities issued by Greek companies EUR (€)	Dec. 31, 2012 Corporate debt securities issued by foreign companies EUR (€)	Dec. 31, 2011 Corporate debt securities issued by foreign companies EUR (€)	Dec. 31, 2012 Equity securities issued by Greek companies EUR (€)	Dec. 31, 2011 Equity securities issued by Greek companies EUR (€)	Dec. 31, 2012 Equity securities issued by foreign companies EUR (€)	Dec. 31, 2011 Equity securities issued by foreign companies EUR (€)	Dec. 31, 2012 Mutual fund units EUR (€)	Dec. 31, 2011 Mutual fund units EUR (€)	Dec. 31, 2012 Greek treasury bills EUR (€)	Dec. 31, 2011 Greek treasury bills EUR (€)	Dec. 31, 2012 Foreign treasury bills EUR (€)	Dec. 31, 2011 Foreign treasury bills EUR (€)
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	€ 5,468,524,000	€ 2,964,088,000		$ 7,145,595,000	€ 62,000	€ 259,233,000	€ 255,923,000	€ 219,807,000	€ 41,538,000	€ 44,395,000	€ 209,832,000	€ 110,026,000	€ 17,559,000	€ 10,876,000	€ 9,119,000	€ 5,547,000	€ 30,249,000	€ 7,767,000	€ 7,557,000	€ 8,750,000	€ 11,984,000	€ 5,408,000	€ 3,221,845,000	€ 2,268,222,000	€ 1,662,856,000	€ 24,057,000
Trading Securities Balance Sheet Reported Amounts Textuals [Abstract]
Net unrealized losses on trading assets	59,990,000	713,711,000	288,545,000
Securities that are pledged as collateral incleded in trading assets	€ 925,900,000	€ 927,300,000